Business Segments	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Segment Reporting [Abstract]
Business Segments

Note 15: Business Segments

We are a diversified hospitality company with operations organized in three distinct operating segments: ownership, management and franchise and timeshare. Each segment is managed separately because of its distinct economic characteristics.

The ownership segment includes all hotels that we wholly own or lease, as well as consolidated non-wholly owned entities and consolidated VIEs. As of June 30, 2014, this segment included 118 wholly owned and leased hotels and resorts, three non-wholly owned hotel properties and three hotels of consolidated VIEs. While we do not include equity in earnings (losses) from unconsolidated affiliates in our measures of segment revenues, we manage these investments in our ownership segment. Our unconsolidated affiliates are primarily investments in entities that owned or leased 27 hotels and one condominium management company as of June 30, 2014.

The management and franchise segment includes all of the hotels we manage for third-party owners, as well as all franchised hotels operated or managed by someone other than us under one of our proprietary brand names of our brand portfolio. As of June 30, 2014, this segment included 517 managed hotels and 3,489 franchised hotels. This segment also earns fees for managing properties in our ownership and timeshare segments.

The timeshare segment includes the development of vacation ownership clubs and resorts, marketing and selling of timeshare intervals, providing timeshare customer financing and resort operations. This segment also provides assistance to third-party developers in selling their timeshare inventory. As of June 30, 2014, this segment included 44 timeshare properties.

Corporate and other represents revenues and related operating expenses generated by the incidental support of hotel operations for owned, leased, managed and franchised hotels and other rental income, as well as corporate assets and related expenditures.

The performance of our operating segments is evaluated primarily based on Adjusted EBITDA, which should not be considered an alternative to net income (loss) or other measures of financial performance or liquidity derived in accordance with U.S. GAAP. EBITDA, presented herein, is a non-GAAP financial measure that reflects net income attributable to Hilton stockholders, excluding interest expense, a provision for income taxes and depreciation and amortization. We define Adjusted EBITDA as EBITDA, further adjusted to exclude certain items, including, but not limited to, gains, losses and expenses in connection with: (i) asset dispositions for both consolidated and unconsolidated investments; (ii) foreign currency transactions; (iii) debt restructurings/retirements; (iv) non-cash impairment losses; (v) furniture, fixtures and equipment (“FF&E”) replacement reserves required under certain lease agreements; (vi) reorganization costs; (vii) share-based and certain other compensation expenses prior to and in connection with our initial public offering; (viii) severance, relocation and other expenses; and (ix) other items.

The following table presents revenues and Adjusted EBITDA for our reportable segments, reconciled to consolidated amounts:

	Six Months Ended June 30,
	2014	2013
	(in millions)
Revenues
Ownership(1)(2)	$2,078	$1,998
Management and franchise(3)	702	608
Timeshare	555	507

Segment revenues	3,335	3,113
Other revenues from managed and franchised properties	1,747	1,591
Other revenues(4)	46	30
Intersegment fees elimination(1)(2)(3)(4)	(98)	(91)

Total revenues	$5,030	$4,643

Adjusted EBITDA
Ownership(1)(2)(3)(4)(5)	$470	$445
Management and franchise(3)	702	608
Timeshare(1)(3)	154	119
Corporate and other(2)(4)	(131)	(135)

Adjusted EBITDA	$1,195	$1,037

(1)	Includes charges to timeshare operations for rental fees and fees for other amenities, which were eliminated in our condensed consolidated financial statements. These charges totaled $14 million and $12 million for the six months ended June 30, 2014 and 2013, respectively. While the net effect is zero, our measures of segment revenues and Adjusted EBITDA include these fees as a benefit to the ownership segment and a cost to timeshare Adjusted EBITDA.
(2)	Includes other intercompany charges of $2 million for the six months ended June 30, 2014 and 2013.
(3)

Includes management, royalty and intellectual property fees of $56 million and $47 million for the six months ended June 30, 2014 and 2013, respectively. These fees are charged to consolidated owned and leased properties and were eliminated in our condensed consolidated financial statements. Also includes a licensing fee of $22 million and $25 million for the six months ended June 30, 2014 and 2013, respectively, which is charged to our timeshare segment by our management and franchise segment and was eliminated in our condensed consolidated financial statements. While the net effect is zero, our measures of segment revenues and Adjusted EBITDA include these fees as a benefit to the management and franchise segment and a cost to ownership Adjusted EBITDA and timeshare Adjusted EBITDA.

(4)	Includes charges to consolidated owned and leased properties for services provided by our wholly owned laundry business of $4 million and $5 million for the six months ended June 30, 2014 and 2013, respectively. These charges were eliminated in our condensed consolidated financial statements.
(5)	Includes unconsolidated affiliate Adjusted EBITDA.

The following table provides a reconciliation of Adjusted EBITDA to EBITDA and EBITDA to net income attributable to Hilton stockholders:

	Six Months Ended June 30,
	2014	2013
	(in millions)
Adjusted EBITDA	$1,195	$1,037
Net income attributable to noncontrolling interests	(4)	(6)
Gain (loss) on foreign currency transactions	46	(82)
FF&E replacement reserve	(23)	(17)
Share-based compensation expense	(19)	(3)
Other gain, net	14	6
Other adjustment items	(30)	(20)

EBITDA	1,179	915
Interest expense	(311)	(274)
Interest expense included in equity in earnings from unconsolidated affiliates	(6)	(6)
Income tax expense	(204)	(122)
Depreciation and amortization	(311)	(309)
Depreciation and amortization included in equity in earnings from unconsolidated affiliates	(15)	(15)

Net income attributable to Hilton stockholders	$332	$189

The following table presents assets for our reportable segments, reconciled to consolidated amounts:

	June 30, 2014	December 31, 2013
	(in millions)
Assets:
Ownership	$11,851	$11,936
Management and franchise	10,726	11,016
Timeshare	1,836	1,871
Corporate and other	2,084	1,739

	$26,497	$26,562

The following table presents capital expenditures for property and equipment for our reportable segments, reconciled to consolidated amounts:

	Six Months Ended June 30,
	2014	2013
	(in millions)
Capital expenditures for property and equipment:
Ownership	$106	$116
Timeshare	1	2
Corporate and other	3	3

	$110	$121

Note 24: Business Segments

We are a diversified hospitality company with operations organized in three distinct operating segments: ownership, management and franchise and timeshare. Each segment is managed separately because of its distinct economic characteristics.

The ownership segment includes all hotels that we wholly own or lease, as well as consolidated non-wholly owned entities and consolidated VIEs. As of December 31, 2013, this segment included 118 wholly owned and leased hotels and resorts, three non-wholly owned hotel properties and three hotels of consolidated VIEs. While we do not include equity in earnings (losses) from unconsolidated affiliates in our measures of segment revenues, we manage these investments in our ownership segment.

Our unconsolidated affiliates are primarily investments in entities that owned or leased 30 hotels and one condominium management company as of December 31, 2013.

The management and franchise segment includes all of the hotels we manage for third-party owners, as well as all franchised hotels operated or managed by someone other than us under one of our proprietary brand names of our brand portfolio. As of December 31, 2013, this segment included 498 managed hotels and 3,420 franchised hotels. This segment also earns fees for managing properties in our ownership segment.

The timeshare segment includes the development of vacation ownership clubs and resorts, marketing and selling of timeshare intervals, providing timeshare customer financing and resort operations. This segment also provides assistance to third-party developers in selling their timeshare inventory. As of December 31, 2013, this segment included 42 timeshare properties.

Corporate and other represents revenues and related operating expenses generated by the incidental support of hotel operations for owned, leased, managed and franchised hotels and other rental income, as well as corporate assets and related expenditures.

The performance of our operating segments is evaluated primarily on Adjusted earnings before interest expense, taxes, depreciation and amortization (“EBITDA”), which should not be considered an alternative to net income (loss) or other measures of financial performance or liquidity derived in accordance with U.S. GAAP. EBITDA, presented herein, is a non-GAAP financial measure that reflects net income attributable to Hilton stockholders, excluding interest expense, a provision for income taxes and depreciation and amortization. We define Adjusted EBITDA as EBITDA, further adjusted to exclude certain items, including, but not limited to gains, losses and expenses in connection with: (i) asset dispositions for both consolidated and unconsolidated investments; (ii) foreign currency transactions; (iii) debt restructurings/retirements; (iv) non-cash impairment losses; (v) furniture fixtures, and equipment (“FF&E”) replacement reserves required under certain lease agreements; (vi) reorganization costs; (vii) share-based and certain other compensation expenses prior to and in connection with our IPO; (viii) severance, relocation and other expenses; and (ix) other items.

The following table presents revenues and Adjusted EBITDA for our reportable segments, reconciled to consolidated amounts:

	Year Ended December 31,
	2013	2012	2011
	(in millions)
Revenues:
Ownership(1)(4)	$4,075	$4,006	$3,926
Management and franchise(2)	1,271	1,180	1,095
Timeshare	1,109	1,085	944

Segment revenues	6,455	6,271	5,965
Other revenues from managed and franchised properties	3,405	3,124	2,927
Other revenues(3)	69	66	58
Intersegment fees elimination(1)(2)(3)(4)	(194)	(185)	(167)

Total revenues	$9,735	$9,276	$8,783

Adjusted EBITDA:
Ownership(1)(2)(3)(4)(5)	$926	$793	$725
Management and franchise(2)	1,271	1,180	1,095
Timeshare(1)(2)	297	252	207
Corporate and other(3)(4)	(284)	(269)	(274)

Adjusted EBITDA	$2,210	$1,956	$1,753

(1)	Includes charges to timeshare operations for rental fees and fees for other amenities, which are eliminated in our consolidated financial statements. These charges totaled $26 million, $24 million and $27 million for the years ended December 31, 2013, 2012 and 2011, respectively. While the net effect is zero, our measures of segment revenues and Adjusted EBITDA include these fees as a benefit to the ownership segment and a cost to timeshare Adjusted EBITDA.
(2)	Includes management, royalty and intellectual property fees of $100 million, $96 million and $88 million for the years ended December 31, 2013, 2012 and 2011, respectively. These fees are charged to consolidated owned and leased properties and are eliminated in our consolidated financial statements. Also includes a licensing fee of $56 million, $52 million and $43 million for the years ended December 31, 2013, 2012 and 2011, respectively, which is charged to our timeshare segment by our management and franchise segment and is eliminated in our consolidated financial statements. While the net effect is zero, our measures of segment revenues and Adjusted EBITDA include these fees as a benefit to the management and franchise segment and a cost to ownership Adjusted EBITDA and timeshare Adjusted EBITDA.
(3)	Includes charges to consolidated owned and leased properties for services provided by our wholly owned laundry business of $9 million, $10 million and $9 million for the years ended December 31, 2013, 2012 and 2011, respectively. These charges are eliminated in our consolidated financial statements.
(4)	Includes various other intercompany charges of $3 million for the years ended December 31, 2013 and 2012.
(5)	Includes unconsolidated affiliate Adjusted EBITDA.

The table below provides a reconciliation of Adjusted EBITDA to EBITDA and EBITDA to net income attributable to Hilton stockholders:

	Year Ended December 31,
	2013	2012	2011
	(in millions)
Adjusted EBITDA	$2,210	$1,956	$1,753
Net income attributable to noncontrolling interests	(45)	(7)	(2)
Gain (loss) on foreign currency transactions	(45)	23	(21)
FF&E replacement reserve	(46)	(68)	(57)
Share-based compensation expense	(313)	(50)	(19)
Impairment losses	—	(54)	(20)
Impairment losses included in equity in earnings (losses) from unconsolidated affiliates	—	(19)	(141)
Gain on debt extinguishment	229	—	—
Other gain, net	7	15	19
Other adjustment items(1)	(76)	(64)	(51)

EBITDA	1,921	1,732	1,461

Interest expense	(620)	(569)	(643)
Interest expense included in equity in earnings (losses) from unconsolidated affiliates	(13)	(13)	(12)
Income tax benefit (expense)	(238)	(214)	59
Depreciation and amortization	(603)	(550)	(564)
Depreciation and amortization included in equity in earnings (losses) from unconsolidated affiliates	(32)	(34)	(48)

Net income attributable to Hilton stockholders	$415	$352	$253

(1)	Represents adjustments for legal expenses, severance and other items.

The following table presents assets for our reportable segments, reconciled to consolidated amounts:

	December 31,
	2013	2012
	(in millions)
Assets:
Ownership	$11,936	$12,476
Management and franchise	11,016	11,650
Timeshare	1,871	1,911
Corporate and other	1,739	1,029

	$26,562	$27,066

The following table presents capital expenditures for property and equipment for our reportable segments, reconciled to consolidated amounts:

	Year Ended December 31,
	2013	2012	2011
	(in millions)
Capital expenditures for property and equipment:
Ownership	$240	$396	$368
Timeshare	8	28	12
Corporate and other	6	9	9

	$254	$433	$389

Revenues by country were as follows:

	Year Ended December 31,
	2013	2012	2011
	(in millions)
U.S.	$7,262	$6,743	$6,293
All other	2,473	2,533	2,490

	$9,735	$9,276	$8,783

Other than the U.S., there were no countries that individually represented more than 10 percent of total revenues for the years ended December 31, 2013, 2012 and 2011.

Property and equipment, net by country were as follows:

	December 31,
	2013	2012
	(in millions)
U.S.	$8,204	$8,252
All other	854	945

	$9,058	$9,197

Other than the U.S. there were no countries that individually represented over 10 percent of total property and equipment, net as of December 31, 2013 and 2012.